Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities	12 Months Ended
Dec. 31, 2020
Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities

3. Acquisitions, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities

The Company completed acquisitions, investments (including debt  securities) and the purchase of intangible assets in the amount of €406,644,  €2,297,173 and €956,803 in 2020, 2019 and 2018, respectively. In 2020, €355,386 was paid in cash and €51,258 were assumed obligations and non-cash consideration. In 2019, €2,232,671 was paid in cash and €64,502 were assumed obligations and non-cash consideration. In 2018, €925,267 was paid in cash and €31,536 were assumed obligations and non-cash consideration.

Acquisitions

The Company made acquisitions of €265,612,  €2,224,599 and €280,643 in 2020, 2019 and 2018, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2020, €214,836 was paid in cash and €50,776 were assumed obligations and non-cash consideration. In 2019, €2,160,097 was paid in cash and €64,502 were assumed obligations and non-cash consideration. In 2018, €249,965 was paid in cash and €30,678 were assumed obligations and non-cash consideration.

The Company’s acquisition spending was driven primarily by the purchase of dialysis clinics in the normal course of its operations in 2020, 2019 and 2018 as well as the acquisition of NxStage Medical, Inc. (“NxStage”) in 2019.

Impacts on consolidated financial statements from acquisitions

The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company’s financial statements and operating results from the effective date of acquisition. The measurement period adjustments from the previous year’s acquisitions did not have a significant impact on the consolidated financial statements in 2020.

The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €258,544 and €1,607,559 at December 31, 2020 and 2019, respectively.

The purchase price allocations for all collectively and individually non-material acquisitions for 2020 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant and equipment, intangible assets, accounts receivable and other liabilities. In 2020, based on preliminary purchase price allocations, the Company recorded €258,544 of goodwill and €19,507 of intangible assets, which represent the share of both controlling and noncontrolling interests. Goodwill arose principally due to the fair value of the established streams of future cash flows for these acquisitions.

Business combinations during 2020 increased the Company’s net income (net income attributable to shareholders of FMC-AG & Co. KGaA) by €2,749, excluding the costs of the acquisitions, and revenue increased by €62,072. Total assets increased €337,300 due to business combinations.

Acquisition of NxStage Medical, Inc.

On February 21, 2019, the Company acquired all of the outstanding shares of NxStage for $30.00  (€26.42) per common share. The total acquisition value of this business combination, net of cash acquired, was $1,976,235  (€1,740,563 at date of closing). NxStage is a medical technology company that develops, produces and markets an innovative product portfolio of medical devices for use in home dialysis and in the critical care setting. This acquisition was part of the Company’s stated strategy to expand and complement its existing business through acquisitions. Generally, these acquisitions do not change the Company’s business model and can be integrated without disruption to its existing business, requiring little or no realignment of its structures. The NxStage acquisition was consistent in this regard as it supplemented the Company’s existing business.

The following table summarizes the fair values, as of the date of acquisition based upon information available, as of December 31, 2019, of assets acquired and liabilities assumed at the date of the acquisition:

Fair Values of Assets Acquired and Liabilities Assumed

	in $ THOUS	in € THOUS

Cash and cash equivalents	47,203	41,574
Trade accounts and other receivables from unrelated parties	34,062	30,000
Inventories	63,735	56,134
Other current assets	15,819	13,933
Property, plant and equipment	104,533	92,067
Right-of-use assets	21,603	19,027
Intangible assets and other assets	761,734	670,895
Goodwill	1,201,613	1,058,317
Accounts payable to unrelated parties, current provisions and other current liabilities	(72,429)	(63,792)
Deferred taxes	(100,485)	(88,502)
Lease liabilities from unrelated parties	(22,065)	(19,434)
Other liabilities	(27,822)	(24,504)
Noncontrolling interests	(4,063)	(3,578)

Total acquisition cost	2,023,438	1,782,137
Less:
Cash acquired	(47,203)	(41,574)
Net Cash paid	1,976,235	1,740,563

As of the acquisition date amortizable intangible assets (primarily technology in the amount of $660,300  (€581,557) acquired in this acquisition  have weighted average useful lives of 13 years.

Goodwill in the amount of $1,201,613  (€1,058,317) was acquired as part of the NxStage acquisition and is allocated to the North America Segment.

NxStage’s results have been included in the Company’s consolidated statement of income since February 21, 2019. Specifically, NxStage has contributed revenue and an operating loss in the amount of $294,281  (€262,875) and $31,145  (€27,821) respectively, to the Company’s consolidated operating income in 2019. This operating loss amount does not include synergies which may have resulted at consolidated entities outside NxStage since the acquisition closed.

Pro forma financial information

The following financial information, on a pro forma basis, reflects the consolidated results of operations for the twelve months ended December 31, 2019 as if the NxStage acquisition had been consummated on January 1, 2019 and excludes related transaction costs. The pro-forma financial information is not necessarily indicative of the results of operations as it would have been had the transactions been consummated on January 1, 2019.

Pro forma financial Information

in € THOUS, except per share data

2019
Pro forma revenue	17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	1,186,516
Basic earnings per share	3.92
Diluted earnings per share	3.92

Investments (including debt securities) and purchases of intangible assets

Investments (including debt securities) and purchases of intangible assets were €141,032,  €72,574 and €676,160 in 2020, 2019 and 2018, respectively. These amounts were primarily driven by investments in debt securities in 2020, investments in debt securities as well as equity investments in 2019 as well as investments in debt securities and an equity investment in Humacyte, Inc. ("Humacyte") in 2018. Of this amount €140,550,  €72,574 and €675,302 were paid in cash in 2020, 2019 and 2018, respectively.

Divestitures and sale of debt securities

Proceeds from divestitures and sale of debt securities were €77,509,  €79,427 and €1,683,292 in 2020, 2019 and 2018, respectively. These amounts mainly related to the divestment of debt securities and certain research & development investments in 2020, divestment of MedSpring Urgent Care Centers in Texas, a California based cardiovascular business, sales of debt securities as well as B.Braun Medical Inc.’s purchase of NxStage’s bloodlines business in connection with our acquisition of NxStage in 2019, the divestiture of the controlling interest in Sound (see notes 4 c) and 25) as well as divestitures of debt securities in 2018. In 2020, €56,849 was received in cash and €20,660 were non-cash components. In 2019, €59,940 was received in cash and €19,487 were non-cash components. In 2018, €1,682,975 was received in cash and €317 were non-cash components.